SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)
Accounting Policies [Line Items]
Number of operating segments | segment	1
Restricted cash and cash equivalents	$ 3,000,000.0	$ 0
Reserve for doubtful accounts	60,000	200,000
Inventory valuation reserve	784,289	0
Sales discount	4,000,000.0	3,200,000
Fair value transfers between measurement levels	$ 0	$ 0
ASU 2019-12
Accounting Policies [Line Items]
Change in accounting principle accounting standards update adoption date	Jan. 01, 2021
Change in accounting principle accounting standards update adopted	true
Change in accounting principle accounting standards update immaterial effect	true
ASU 2020-01
Accounting Policies [Line Items]
Change in accounting principle accounting standards update adoption date	Jan. 01, 2021
Change in accounting principle accounting standards update adopted	true
Change in accounting principle accounting standards update immaterial effect	true
ASU 2020-06
Accounting Policies [Line Items]
Change in accounting principle accounting standards update adoption date	Jan. 01, 2021
Change in accounting principle accounting standards update adopted	true
Change in accounting principle accounting standards update immaterial effect	true